INCOME TAXES - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Valuation Allowance [Line Items]
Unrecognized tax benefits	$ (1,332)	$ (3,455)	$ (7,797)
Benefit from income taxes	$ 626	(32,191)	(203)
Decrease in basic net loss per share relating to tax holiday (in usd per share)	$ 0.60
Decrease in diluted net loss per share relating to tax holiday (in usd per share)	$ 0.60
Foreign operating loss carryforwards	$ 135,900
Domestic operating loss carryforwards	733,200
Net operating losses that can be carried forward indefinitely	844,600
Research tax credits	2,600
Research tax credits subject to expiration	1,600
Valuation allowance	71,827	60,501
Undistributed earnings of foreign subsidiaries	783,500
Unrecognized tax benefits that would impact effective tax rate	21,600		$ 23,500	$ 34,700
Accrued interest and penalties	500	900
Penalties and interest credit	400
Penalties and interest expense		$ 500
SunPower Malaysia Manufacturing Sdn Bhd
Valuation Allowance [Line Items]
Operating loss carryforwards subject to expiration	23,900
Maxeon Japan KK
Valuation Allowance [Line Items]
Operating loss carryforwards subject to expiration	240
SunPower Solar Energy Technology (Tianjin) Co., Ltd.
Valuation Allowance [Line Items]
Operating loss carryforwards subject to expiration	370
France, Malta, South Africa, Singapore, Spain, Mexico and Philippines
Valuation Allowance [Line Items]
Valuation allowance	71,800
Malaysia | SunPower Malaysia Manufacturing Sdn Bhd
Valuation Allowance [Line Items]
Benefit from income taxes	$ 32,200